Other Non-Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other Assets Noncurrent [Line Items]
Prepaid expenses	$ 1,492	9,259	5,139
Loan to a third-party	886	5,500
Development service fees	4,288	26,604
Technical supporting fees	3,008	18,664
Rental deposits	1,410	8,746
Others	395	2,452
Total	$ 11,479	71,225	5,139